Income taxes (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Total Income Taxes
Total income taxes

$ millions, for the year ended October 31	2021	2020	2019
Consolidated statement of income
Provision for (reversal of) current income taxes
Adjustments for prior years	$(22)	$(40)	$(125)
Current income tax expense	1,939	1,366	1,365
	1,917	1,326	1,240
Provision for (reversal of) deferred income taxes
Adjustments for prior years	19	37	107
Effect of changes in tax rates and laws	1	4	34
Origination and reversal of temporary differences	(61)	(269)	(33)
	(41)	(228)	108
	1,876	1,098	1,348
OCI	297	130	22
Total comprehensive income	$2,173	$1,228	$1,370

Components of Income Tax
Components of income tax

$ millions, for the year ended October 31	2021	2020	2019
Current income taxes
Federal	$918	$613	$634
Provincial	629	420	428
Foreign	398	390	226
	1,945	1,423	1,288
Deferred income taxes
Federal	137	(67)	30
Provincial	90	(44)	20
Foreign	1	(84)	32
	228	(195)	82
	$2,173	$1,228	$1,370

Reconciliation of Income Taxes
Reconciliation of income taxes

$ millions, for the year ended October 31	2021		2020		2019
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$2,188	26.3%	$1,291	26.4%	$1,718	26.5%
Income taxes adjusted for the effect of:
Earnings of foreign subsidiaries	(136)	(1.6)	(66)	(1.3)	(214)	(3.3)
Tax-exempt income	(150)	(1.8)	(134)	(2.7)	(131)	(2.0)
Changes in income tax rate on deferred tax balances	1	–	4	0.1	34	0.5
Impact of equity-accounted income	(13)	(0.2)	(18)	(0.4)	(23)	(0.4)
Other (1)	(14)	(0.2)	21	0.4	(36)	(0.5)
Income taxes in the consolidated statement of income	$1,876	22.5%	$1,098	22.5%	$1,348	20.8%

(1)	Prior period amounts include the Enron settlement recognized in the first quarter of 2019.

Sources of and Movement in Deferred Tax Assets and Liabilities
Deferred income taxes
Sources of and movement in deferred tax assets and liabilities
Deferred tax assets

$ millions, for the year ended October 31		Allowance for credit losses	Property and equipment	Pension and employee benefits	Provisions	Financial instrument revaluation	Tax loss carry- forwards (1)	Other	Total assets
2021	Balance at beginning of year	$314	$39	$554	$53	$1	$19	$236	$1,216
	Recognized in net income	(80)	3	59	51	(7)	(3)	(16)	7
	Recognized in OCI	–	–	(296)	–	43	–	–	(253)
	Other (2)	(12)	(2)	(10)	(1)	(13)	(11)	(5)	(54)
	Balance at end of year	$222	$40	$307	$103	$24	$5	$215	$916
2020	Balance at beginning of year before accounting policy changes	$170	$47	$567	$20	$1	$24	$157	$986
	Impact of adopting IFRS 16 at November 1, 2019	–	–	–	–	–	–	(12)	(12)
	Balance at beginning of year after accounting policy changes	170	47	567	20	1	24	145	974
	Recognized in net income	143	(23)	4	33	–	(1)	114	270
	Recognized in OCI	–	–	(18)	–	–	–	–	(18)
	Other (2)	1	15	1	–	–	(4)	(23)	(10)
	Balance at end of year	$314	$39	$554	$53	$1	$19	$236	$1,216
2019	Balance at beginning of year before accounting policy changes	$298	$12	$437	$16	$66	$38	$127	$994
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	–	3	3
	Balance at beginning of year after accounting policy changes	298	12	437	16	66	38	130	997
	Recognized in net income	(124)	14	46	3	(32)	(14)	20	(87)
	Recognized in OCI	–	–	83	–	(50)	–	–	33
	Other (2)	(4)	21	1	1	17	–	7	43
	Balance at end of year	$170	$47	$567	$20	$1	$24	$157	$986

Deferred tax liabilities
$ millions, for the year ended October 31		Intangible assets	Property and equipment	Pension and employee benefits	Goodwill	Financial instrument revaluation	Other	Total liabilities
2021	Balance at beginning of year	$(305)	$(112)	$(15)	$(86)	$(63)	$(18)	$(599)
	Recognized in net income	(26)	27	1	(2)	28	6	34
	Recognized in OCI	–	–	(15)	–	(1)	–	(16)
	Other (2)	4	3	5	–	17	–	29
	Balance at end of year	$(327)	$(82)	$(24)	$(88)	$(19)	$(12)	$(552)
2020	Balance at beginning of year before accounting policy changes	$(315)	$(68)	$(9)	$(84)	$(25)	$(6)	$(507)
	Impact of adopting IFRS 16 at November 1, 2019 (3)	–	(39)	–	–	–	–	(39)
	Balance at beginning of year after accounting policy changes	(315)	(107)	(9)	(84)	(25)	(6)	(546)
	Recognized in net income	13	(6)	(5)	(2)	(24)	(18)	(42)
	Recognized in OCI	–	–	(2)	–	(13)	–	(15)
	Other (2)	(3)	1	1	–	(1)	6	4
	Balance at end of year	$(305)	$(112)	$(15)	$(86)	$(63)	$(18)	$(599)
2019	Balance at beginning of year before accounting policy changes	$(287)	$(47)	$(11)	$(85)	$(12)	$6	$(436)
	Impact of adopting IFRS 15 at November 1, 2018	–	–	–	–	–	(5)	(5)
	Balance at beginning of year after accounting policy changes	(287)	(47)	(11)	(85)	(12)	1	(441)
	Recognized in net income	(16)	(12)	(1)	(1)	(4)	13	(21)
	Recognized in OCI	–	–	(6)	–	–	(1)	(7)
	Other (2)	(12)	(9)	9	2	(9)	(19)	(38)
	Balance at end of year	$(315)	$(68)	$(9)	$(84)	$(25)	$(6)	$(507)
Net deferred tax assets as at October 31, 2021								$364
Net deferred tax assets as at October 31, 2020								$617
Net deferred tax assets as at October 31, 2019								$479

(1)
The deferred tax effect of tax loss carryforwards includes $5 million (2020: $19 million; 2019: $22 million) that relate to operating losses (of which $2 million relate to Canada, and $3 million relate to the Caribbean) that expire in various years commencing in 2022, and nil (2020: nil, 2019: $2 million) that relate to U.S. capital losses.

(2)	Includes foreign currency translation adjustments.
(3)	Transition impact from the adoption of IFRS 16 at November 1, 2019 is reported net for lease liability and right-of-use assets.